BUSINESS COMBINATION (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Jan. 06, 2025	Nov. 30, 2023	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Oct. 13, 2024
SBS acquisition [Member]
Business Acquisition [Line Items]
Price consideration	$ 138,975
Value of ordinary shares issued	107,788
Contingent earn-out payments	31,187
Earn-out consideration consists of potential payments	$ 147,000
Earn-out consideration amount			$ 33,476	$ 33,476
Acquisition-related transaction costs				$ 2,121	$ 1,067
Revenues			60,860
Net Income (Loss)			5,626
DPI [Member]
Business Acquisition [Line Items]
Price consideration		$ 19,231
Value of ordinary shares issued		2,461
Deferred payment in ordinary shares		820
Cash paid to partially settle acquisition outstanding debt and transaction costs		4,787
Contingent earn-out payments		$ 11,163
Ordinary shares issued		2,419,755		705,245
One time bonus receivable						$ 9,000
Other long-term liabilities			$ 0	$ 0		$ 1,382
Minimum [Member] | DPI [Member]
Business Acquisition [Line Items]
Amended bonus amount				2,000
Maximum [Member] | DPI [Member]
Business Acquisition [Line Items]
Amended bonus amount				$ 9,000
Credit facility [Member] | SBS acquisition [Member]
Business Acquisition [Line Items]
Amount of drawn down credit facility							$ 60,000
Secured credit facility							$ 100,000